FRANKLIN TEMPLETON INVESTMENTS
                              ONE FRANKLIN PARKWAY
                            SAN MATEO, CA 94403-1906


September 4, 2008


Filed Via EDGAR (CIK #0000357310)
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

      RE:  FRANKLIN FEDERAL TAX-FREE INCOME FUND
           File Nos. 002-75925 and 811-03395

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on August 27, 2008.

Sincerely yours,

FRANKLIN FEDERAL TAX-FREE INCOME FUND



/S/David P. Goss
Vice President

DPG:cd